Financial Instruments and Risk Management (Tables)	6 Months Ended
Apr. 30, 2023
Financial Instruments and Risk Management [Abstract]
Schedule of assets and liabilities measured at fair value
	Fair Value Measurements Using
	Quoted prices in active markets for identical instruments (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Balance April 30, 2023
Short-term investment	$135,001	$–	$–	$135,001
Derivative warrants liability	–	1,795,499	–	1,795,499
	Fair Value Measurements Using
	Quoted prices in active markets for identical instruments (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Balance October 31, 2022
Short-term investment	$193,750	$–	$–	$193,750
Derivative liability	–	290,569	–	290,569

Schedule of foreign currency exchange risk on net working capital
Cash	$250,024
Amounts receivable	49,235
Accounts payable and accrued liabilities	(676,001)
Due to related parties	(18,764)
Total foreign currency financial assets and liabilities	$(395,506)

Impact of a 10% strengthening or weakening of foreign exchange rate	$39,551

Schedule of contractual maturities of financial liabilities
April 30, 2023	Total	Within 1 year	Within 2-5 years

Accounts payable and accrued liabilities	$805,453	$805,453	$–
Due to related parties	48,321	48,321	–
Derivative warrants liability	1,795,499	1,795,499	–
Lease liability	4,941	4,941	–
	$2,654,214	$2,654,214	$–
October 31, 2022	Total	Within 1 year	Within 2-5 years

Accounts payable and accrued liabilities	$1,396,960	$1,396,960	$–
Due to related parties	206,494	206,494	–
Derivative liability	290,569	290,569
Lease liability	38,390	38,390
	$1,932,413	$1,932,413	$–